Net Loss per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and diluted weighted average number of shares outstanding	105,671,839	95,774,897
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	7,950,455	9,852,224
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	5,476,790	7,353,546
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from diluted weighted average number of shares outstanding (in shares)	2,473,665	2,498,678